Risk Management Section - NII-at-Risk banking books per business - year 1 (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Ramped Unfloored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	€ (91)
Ramped Unfloored Parallel Upward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	33
Instantaneous Floored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk		€ (60)
Instantaneous Floored +100 bps [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk		224
Wholesale Banking [member] | Ramped Unfloored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	(185)
Wholesale Banking [member] | Ramped Unfloored Parallel Upward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	201
Wholesale Banking [member] | Instantaneous Floored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk		(15)
Wholesale Banking [member] | Instantaneous Floored +100 bps [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk		138
Retail Banking [Member] | Ramped Unfloored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	17
Retail Banking [Member] | Ramped Unfloored Parallel Upward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	(48)
Retail Banking [Member] | Instantaneous Floored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk		(73)
Retail Banking [Member] | Instantaneous Floored +100 bps [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk		(88)
Retail Challengers & Growth Markets [member] | Ramped Unfloored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	101
Retail Challengers & Growth Markets [member] | Ramped Unfloored Parallel Upward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	(133)
Retail Challengers & Growth Markets [member] | Instantaneous Floored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk		20
Retail Challengers & Growth Markets [member] | Instantaneous Floored +100 bps [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk		58
Corporate Line Banking [member] | Ramped Unfloored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	(24)
Corporate Line Banking [member] | Ramped Unfloored Parallel Upward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk	€ 13
Corporate Line Banking [member] | Instantaneous Floored Parallel Downward [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk		8
Corporate Line Banking [member] | Instantaneous Floored +100 bps [Member]
Net Interest Income at Risk [Line Items]
NII-At -Risk		€ 116